UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	March 31, 2026

Curasset Capital Management Core Bond Fund and Curasset Capital Management Limited Term Income Fund (“Curasset Capital Funds”)

ITEM 1. (a)  REPORT TO STOCKHOLDERS.

Curasset Capital Management Core Bond Fund Tailored Shareholder Report

semi-annual shareholder report March 31, 2026 Curasset Capital Management Core Bond Fund Founders Class Shares Ticker: CMBEX

This semi-annual shareholder report contains important information about the Curasset Capital Management Core Bond Fund, Founders Class Shares for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.curassetfunds.com/core-bond-fund. You can also request this information by contacting us at (800) 673-0550.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Founders Class	$18	0.36%¹
¹	Annualized.

How did the Fund perform?

For the period of October 1, 2025, to March 31, 2026, the Curasset Capital Management Core Bond Fund Founders Class Shares (the "Fund"), returned 0.88%, which underperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 1.05% during the same period.

Out-of-benchmark holdings in Agency credit risk transfer securities and collateralized loan obligations contributed to relative performance. Exclusion of Agency mortgages and yield curve positioning detracted from returns.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Curasset Capital Management Core Bond Fund - Founders Class - $10,470
Bloomberg US Aggregate Bond Index - $9,934
$10,500
$10,250
$10,000
$9,750
$9,500
$9,250
$9,000
$8,750
12/01/2021*
03/31/2022
03/31/2023
03/31/2024
03/31/2025
03/31/2026

*	Inception

Annual Performance

	1 Year	Average Annual Toftal Return Since Inception
Curasset Capital Management Core Bond Fund - Founders Class Shares	3.65%	1.07%
Bloomberg US Aggregate Bond Index	4.35%	-0.15%

The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes treasuries, government-related and corporate securities, MBS, ABS and CMBS

Visit www.curassetfunds.com/core-bond-fund for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Curasset Capital Management Core Bond Fund Tailored Shareholder Report

Sector Breakdown

Asset Backed Bonds

Corporate Bonds

Financials
4.26%
Energy
3.77%
Industrials
3.76%
Consumer Discretionary
3.35%
Utilities
1.36%
Consumer Staples
1.04%
Communication Services
1.00%
Information Technology
0.34%
Materials
0.28%

Portfolio Composition

Asset Backed Bonds
34.07%
Treasury Notes
33.25%
Corprorate Bonds
19.16%
Money Market Fund
12.50%
Futures Contracts
-0.41%

Key Fund Statistics

(as of March 31, 2026)

Fund Net Assets	$288,054,305
Number of Holdings	267
Total Net Advisory Fee	$340,594
Portfolio Turnover Rate	1.64%

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.curassetfunds.com/core-bond-fund.

What did the Fund invest in?

(% of Net Assets as of March 31, 2026)

Curasset Capital Management Core Bond Fund Tailored Shareholder Report

semi-annual Shareholder Report March 31, 2026 Curasset Capital Management Core Bond Fund Institutional Class Shares Ticker: CMBIX

This semi-annual shareholder report contains important information about the Curasset Capital Management Core Bond Fund, Institutional Class Shares for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.curassetfunds.com/core-bond-fund. You can also request this information by contacting us at (800) 673-0550.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$25	0.51%¹
¹	Annualized.

How did the Fund perform?

For the period of October 1, 2025, to March 31, 2026, the Curasset Capital Management Core Bond Fund Institutional Class Shares (the "Fund"), returned 0.81%, which underperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 1.05% during the same period.

Out-of-benchmark holdings in Agency credit risk transfer securities and collateralized loan obligations contributed to relative performance. Exclusion of Agency mortgages and yield curve positioning detracted from returns.

Cumulative Performance

(based on a hypothetical $100,000 investment)

Curasset Capital Management Core Bond Fund - Institutional Class - $103,054
Bloomberg US Aggregate Bond Index - $103,979
$104,500
$104,000
$103,500
$103,000
$102,500
$102,000
$101,500
$101,000
$100,500
$100,000
7/14/2025*
9/30/2025
12/31/2025
3/31/2026

*	Inception

Annual Performance

Average Annual Total Returns Since Inception
Curasset Capital Management Core Bond Fund - Institutional Class Shares	3.05%
Bloomberg US Aggregate Bond Index	3.98%

The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes treasuries, government-related and corporate securities, MBS, ABS and CMBS

Visit www.curassetfunds.com/core-bond-fund for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Curasset Capital Management Core Bond Fund Tailored Shareholder Report

Sector Breakdown

Asset Backed Bonds

Corporate Bonds

Portfolio Composition

Key Fund Statistics

(as of March 31, 2026)

Fund Net Assets	$288,054,305
Number of Holdings	267
Total Net Advisory Fee	$340,594
Portfolio Turnover Rate	1.64%

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.curassetfunds.com/core-bond-fund.

What did the Fund invest in?

(% of Net Assets as of March 31, 2026)

Curasset Capital Management Limited Term Income Fund Tailored Shareholder Report

semi-annual Shareholder Report March 31, 2026 Curasset Capital Management Limited Term Income Fund Founders Class Shares Ticker: CMIFX

This semi-annual shareholder report contains important information about the Curasset Capital Management Limited Term Income Fund, Founders Class Shares for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.curassetfunds.com/limited-term-income. You can also request this information by contacting us at (800) 673-0550.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Founders Class	$22	0.44%¹
¹	Annualized.

How did the Fund perform?

For the period of October 1, 2025, to March 31, 2026, the Curasset Capital Management Limited Term Income Fund Founders Class Shares (the "Fund"), returned 1.48%. This performance outperformed that of its broad-based benchmark, the Bloomberg Aggregate Bond Index, which returned 1.05%, and slightly underperformed the return of its secondary index, the Bloomberg US 1–3 Year Bond Index, which returned 1.53%, over the same period.

Out-of-benchmark holdings in Agency credit risk transfer securities and collateralized loan obligations contributed to relative performance. Exclusion of Agency mortgages and yield curve positioning detracted from returns.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Curasset Capital Management Limited Term Income Fund - Founders Class - $11,471
Bloomberg US Aggregate Bond Index - $9,934
Bloomberg US 1-3 Yr Bond Index - $11,347
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
12/01/2021*
03/31/2022
03/31/2023
03/31/2024
03/31/2025
03/31/2026

*	Inception

Annual Performance

	1 Year	Average Annual Total Return Since Inception
Curasset Capital Management Limited Term Income Fund - Founders Class	4.21%	3.22%
Bloomberg US Aggregate Bond Index	4.35%	-0.15%
Bloomberg US 1-3 Year Bond Index	4.45%	2.96%

The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes treasuries, government-related and corporate securities, MBS, ABS and CMBS.

The Bloomberg US 1–3 Year Bond Index measures the performance of investment-grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related debt with maturities of at least one year and less than three years.

Visit www.curassetfunds.com/limited-term-income for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Curasset Capital Management Limited Term Income Fund Tailored Shareholder Report

Sector Breakdown

Asset Backed Bonds

Corporate Bonds

Energy
2.37%
Financials
2.20%
Consumer Discretionary
1.20%
Industrials
0.72%
Materials
0.38%
Information Technology
0.30%
Utilities
0.28%
Communication Services
0.07%
Consumer Staples
0.06%

Portfolio Composition

Treasury Notes
39.85%
Asset Backed Bonds
36.39%
Money Market Fund
15.37%
Corporate Bonds
7.58%
Futures Contracts
-0.35%

Key Fund Statistics

(as of March 31, 2026)

Fund Net Assets	$364,991,059
Number of Holdings	252
Total Net Advisory Fee	$585,034
Portfolio Turnover Rate	1.76%

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.curassetfunds.com/limited-term-income.

What did the Fund invest in?

(% of Net Assets as of March 31, 2026)

ITEM 1. (b)   Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Curasset Capital Management, LLC

Curasset Capital Management
Core Bond Fund

Curasset Capital Management
Limited Term Income Fund

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Six Months Ended March 31, 2026 (unaudited)

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of InvestmentsMarch 31, 2026 (unaudited)

See Notes to Financial Statements

		Principal	Value
34.07%	ASSET BACKED BONDS

6.02%	AUTOMOTIVE
	Arivo Acceptance Auto Loan Receivables Trust 02/15/2029 7.700% 144A	$675,000	$688,960
	Arivo Acceptance Auto Loan Receivables Trust 03/15/2029 9.840% 144A	500,000	519,190
	Avid Automobile Receivables Trust 12/15/2027 7.350% 144A	229,962	230,423
	Avis Budget Rental Car Funding AESOP LLC 08/20/2029 5.870% 144A	110,000	110,843
	Avis Budget Rental Car Funding AESOP LLC 08/20/2031 6.240%^ 144A	100,000	101,888
	Bridgecrest Lending Auto Securitization Trust 10/16/2028 5.370%	1,350,000	1,353,811
	Carmax Auto Owner Trust 04/16/2029 8.080%	1,000,000	1,026,915
	Carvana Auto Receivables Trust 01/10/2031 4.740%	450,000	447,784
	Carvana Auto Receivables Trust 12/11/2028 4.130% 144A	276,188	274,023
	Carvana Auto Receivables Trust 03/10/2028 2.900% 144A	27,309	26,849
	Carvana Auto Receivables Trust 03/10/2028 1.070%	49,795	48,898
	Carvana Auto Receivables Trust 03/10/2028 0.970%	40,820	40,471
	Carvana Auto Receivables Trust 04/10/2028 5.080%	2,000,000	2,010,908
	CPS Auto Trust 10/15/2029 7.140% 144A	900,000	909,910
	CPS Auto Trust 11/15/2030 10.720% 144A	300,000	325,251
	CPS Auto Trust 08/15/2028 5.190% 144A	505,778	506,128
	DT Auto Owner Trust 12/15/2027 3.400%^ 144A	139,472	139,276
	Exeter Automobile Receivables Trust 10/15/2029 6.340% 144A	787,500	770,119
	Exeter Automobile Receivables Trust 06/15/2027 1.550%	249,870	248,143
	Exeter Automobile Receivables Trust 06/15/2028 3.020%	315,811	314,874
	Exeter Automobile Receivables Trust 07/17/2028 4.560%	263,559	263,133

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

See Notes to Financial Statements

		Principal	Value
	First Investors Auto Owner Trust 06/15/2029 5.410% 144A	$500,000	$497,823
	Flagship Credit Auto Trust 07/16/2029 5.640% 144A	1,350,000	1,353,688
	GLS Auto Receivables Issuer Trust 10/15/2027 3.510% 144A	83,269	83,175
	GLS Auto Receivables Trust 04/17/2028 6.150%^ 144A	756,541	760,849
	Lad Auto Receivables Trust 04/15/2030 6.850% 144A	429,701	432,347
	Lendbuzz Securitization Trust 12/15/2028 7.500% 144A	119,454	121,400
	Lendbuzz Securitization Trust 05/15/2029 5.990% 144A	161,981	162,934
	Lendbuzz Securitization Trust 05/15/2030 5.180% 144A	770,867	773,575
	Switch ABS Issuer LLC 06/25/2054 6.200% 144A	450,000	442,916
	Tricolor Auto Securitization Trust 01/16/2029 5.120% 144A	819,812	549,274
	Tricolor Auto Securitization Trust 02/15/2028 6.570% 144A	630,000	441,000
	Tricolor Auto Securitization Trust 06/15/2028 13.450% 144A	400,000	168,000
	United Auto Credit Securitization Trust 11/10/2028 5.000% 144A	199,439	199,037
	United Auto Credit Securitization Trust 04/10/2029 10.000% 144A	400,000	169,985
	Veros Auto Receivables Trust 11/15/2028 8.320% 144A	819,000	830,894
			17,344,694

23.40%	MORTGAGE BACKED
	Brean Asset Backed Securities Trust 01/25/2065 5.000% 144A	337,500	327,412
	Brean Asset Backed Securities Trust 05/25/2065 4.750% 144A	274,746	215,936
	Brean Asset Backed Securities Trust 07/25/2065 4.500% 144A	486,044	420,852
	COMM Mortgage Trust 09/15/2033 6.146%^ 144A	55,000	16,495

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

See Notes to Financial Statements

	Principal	Value
Connecticut Avenue Securities Trust 10/25/2041 6.762%^ 144A	$900,000	$908,518
(United States 30 Day Average SOFR + 3.100%)
Connecticut Avenue Securities Trust 02/25/2044 5.462%^ 144A	900,000	900,279
(United States 30 Day Average SOFR + 1.800%)
Connecticut Avenue Securities Trust 03/25/2042 7.162%^ 144A	3,000,000	3,057,981
(United States 30 Day Average SOFR + 3.500%)
Connecticut Avenue Securities Trust 05/25/2044 5.312%^ 144A	900,000	898,879
(United States 30 Day Average SOFR + 1.650%)
Connecticut Avenue Securities Trust 07/25/2044 5.362%^ 144A	861,334	862,611
(United States 30 Day Average SOFR + 1.700%)
Federal Home Loan Bank 04/20/2029 4.000%	5,000,000	4,983,320
Federal Home Loan Mortgage Corp. 01/25/2034 5.312%^ 144A	16,829	16,829
(United States 30 Day Average SOFR + 1.650%)
Federal Home Loan Mortgage Corp. 01/25/2042 7.062%^ 144A	100,000	101,821
(United States 30 Day Average SOFR + 3.400%)
Federal Home Loan Mortgage Corp. 01/25/2042 6.162%^ 144A	1,250,000	1,259,375
(United States 30 Day Average SOFR + 2.500%)
Federal Home Loan Mortgage Corp. 01/25/2042 5.512%^ 144A	650,000	653,176
(United States 30 Day Average SOFR + 1.850%)
Federal Home Loan Mortgage Corp. 01/25/2051 5.462%^ 144A	318,245	319,196
(United States 30 Day Average SOFR + 1.800%)

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

See Notes to Financial Statements

	Principal	Value
Federal Home Loan Mortgage Corp. 10/25/2041 5.162%^ 144A	$749,862	$750,562
(United States 30 Day Average SOFR + 1.500%)
Federal Home Loan Mortgage Corp. 11/25/2041 5.462%^ 144A	477,000	478,187
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 11/25/2043 5.512%^ 144A	2,000,554	2,014,513
(United States 30 Day Average SOFR + 1.850%)
Federal Home Loan Mortgage Corp. 11/25/2043 7.012%^ 144A	1,800,000	1,877,074
(United States 30 Day Average SOFR + 3.350%)
Federal Home Loan Mortgage Corp. 12/25/2041 10.662%^ 144A	1,400,000	1,443,777
(United States 30 Day Average SOFR + 7.000%)
Federal Home Loan Mortgage Corp. 02/25/2042 6.062%^ 144A	1,400,000	1,412,211
(United States 30 Day Average SOFR + 2.400%)
Federal Home Loan Mortgage Corp. 10/25/2044 5.112%^ 144A	465,671	465,382
(United States 30 Day Average SOFR + 1.450%)
Federal Home Loan Mortgage Corp. 11/25/2041 7.312%^ 144A	450,444	457,482
(United States 30 Day Average SOFR + 3.650%)
Federal Home Loan Mortgage Corp. 02/25/2045 4.812%^ 144A	452,693	452,891
(United States 30 Day Average SOFR + 1.150%)
Federal Home Loan Mortgage Corp. 08/25/2044 4.912%^ 144A	1,057,500	1,058,483
(United States 30 Day Average SOFR + 1.250%)
Federal National Mortgage Assoc. 01/25/2044 5.462%^ 144A	900,000	907,003
(United States 30 Day Average SOFR + 1.800%)

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

See Notes to Financial Statements

	Principal	Value
Federal National Mortgage Assoc. 12/25/2041 9.662%^ 144A	$900,000	$923,262
(United States 30 Day Average SOFR + 6.000%)
Federal Home Loan Mortgage Corp. 03/25/2042 7.162%^ 144A	500,000	511,477
(United States 30 Day Average SOFR + 3.500%)
Federal Home Loan Mortgage Corp. 03/25/2042 8.912%^ 144A	250,000	258,672
(United States 30 Day Average SOFR + 5.250%)
Federal Home Loan Mortgage Corp. 03/25/2043 5.761%^ 144A	508,125	512,879
(United States 30 Day Average SOFR + 2.100%)
Federal Home Loan Mortgage Corp. 03/25/2052 8.662%^ 144A	900,000	945,750
(United States 30 Day Average SOFR + 5.000%)
Federal Home Loan Mortgage Corp. 04/25/2042 6.562%^ 144A	586,000	596,495
(United States 30 Day Average SOFR + 2.900%)
Federal Home Loan Mortgage Corp. 04/25/2043 5.762%^ 144A	724,834	731,385
(United States 30 Day Average SOFR + 2.100%)
Federal Home Loan Mortgage Corp. 04/25/2043 6.912%^ 144A	1,200,000	1,245,294
(United States 30 Day Average SOFR + 3.250%)
Federal Home Loan Mortgage Corp. 05/15/2027 3.000%	221,532	2,427
Federal Home Loan Mortgage Corp. 05/25/2042 5.862%^ 144A	689,192	694,537
(United States 30 Day Average SOFR + 2.200%)
Federal Home Loan Mortgage Corp. 05/25/2042 7.012%^ 144A	1,800,000	1,838,250
(United States 30 Day Average SOFR + 3.350%)

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

See Notes to Financial Statements

	Principal	Value
Federal Home Loan Mortgage Corp. 05/25/2043 5.662%^ 144A	$279,129	$280,483
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 05/25/2043 7.162%^ 144A	900,000	939,631
(United States 30 Day Average SOFR + 3.500%)
Federal Home Loan Mortgage Corp. 05/25/2044 5.362%^ 144A	900,000	899,442
(United States 30 Day Average SOFR + 1.700%)
Federal Home Loan Mortgage Corp. 05/25/2045 4.862%^ 144A	378,182	377,710
(United States 30 Day Average SOFR + 1.200%)
Federal Home Loan Mortgage Corp. 06/25/2042 10.412%^ 144A	1,000,000	1,060,180
(United States 30 Day Average SOFR + 6.750%)
Federal Home Loan Mortgage Corp. 06/25/2043 5.662%^ 144A	237,182	237,254
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 06/25/2043 7.012%^ 144A	2,250,000	2,297,682
(United States 30 Day Average SOFR + 3.350%)
Federal Home Loan Mortgage Corp. 08/25/2044 5.462%^ 144A	2,180,000	2,184,092
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 09/25/2042 5.812%^ 144A	136,626	136,905
(United States 30 Day Average SOFR + 2.150%)
Federal Home Loan Mortgage Corp. 09/25/2042 7.362%^ 144A	2,000,000	2,062,500
(United States 30 Day Average SOFR + 3.700%)
Federal National Mortgage Assoc. 03/25/2045 5.912%^ 144A	900,000	908,571
(United States 30 Day Average SOFR + 2.250%)

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

See Notes to Financial Statements

	Principal	Value
Federal National Mortgage Assoc. 07/25/2045 5.262%^ 144A	$450,000	$451,390
(United States 30 Day Average SOFR + 1.600%)
Federal National Mortgage Assoc. 01/25/2031 8.026%	534,000	579,132
Federal National Mortgage Assoc. 01/25/2043 5.962%^ 144A	244,734	250,635
(United States 30 Day Average SOFR + 2.300%)
Federal National Mortgage Assoc. 10/25/2041 5.212%^ 144A	150,874	150,970
(United States 30 Day Average SOFR + 1.550%)
Federal National Mortgage Assoc. 10/25/2043 5.162%^ 144A	331,356	331,459
(United States 30 Day Average SOFR + 1.500%)
Federal National Mortgage Assoc. 11/25/2046 0.114%	17,791,353	32,078
Federal National Mortgage Assoc. 12/25/2032 2.000%	51,917	48,887
Federal National Mortgage Assoc. 12/25/2041 5.562%^ 144A	250,000	250,853
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 12/25/2041 5.312%^ 144A	990,013	991,528
(United States 30 Day Average SOFR + 1.650%)
Federal National Mortgage Assoc. 12/25/2042 6.062%^ 144A	1,033,925	1,059,506
(United States 30 Day Average SOFR + 2.400%)
Federal National Mortgage Assoc. 02/25/2046 0.164%	12,785,146	38,880
Federal National Mortgage Assoc. 02/25/2047 0.114%	12,634,755	30,020
Federal National Mortgage Assoc. 04/25/2042 6.662%^ 144A	1,000,000	1,014,217
(United States 30 Day Average SOFR + 3.000%)

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

See Notes to Financial Statements

	Principal	Value
Federal National Mortgage Assoc. 04/25/2042 5.562%^ 144A	$98,144	$98,208
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 04/25/2043 6.162%^ 144A	236,357	238,263
(United States 30 Day Average SOFR + 2.500%)
Federal National Mortgage Assoc. 05/25/2042 6.412%^ 144A	354,302	359,892
(United States 30 Day Average SOFR + 2.750%)
Federal National Mortgage Assoc. 06/25/2042 6.612%^ 144A	359,203	364,533
(United States 30 Day Average SOFR + 2.950%)
Federal National Mortgage Assoc. 06/25/2043 5.562%^ 144A	169,363	170,101
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 07/25/2042 7.262%^ 144A	2,110,000	2,172,388
(United States 30 Day Average SOFR + 3.600%)
Federal National Mortgage Assoc. 07/25/2042 6.212%^ 144A	858,938	871,356
(United States 30 Day Average SOFR + 2.550%)
Federal National Mortgage Assoc. 07/25/2043 5.362%^ 144A	122,475	122,666
(United States 30 Day Average SOFR + 1.700%)
Federal National Mortgage Assoc. 08/25/2042 3.500%	291,524	41,222
Federal National Mortgage Assoc. 09/25/2042 6.162%^ 144A	162,125	163,667
(United States 30 Day Average SOFR + 2.500%)
Federal National Mortgage Assoc. 12/25/2041 6.812%^ 144A	1,600,000	1,614,443
(United States 30 Day Average SOFR + 3.150%)
Federal National Mortgage Assoc. 02/25/2037 1.500%	7,091,068	371,778

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

See Notes to Financial Statements

	Principal	Value
Federal National Mortgage Assoc. 04/25/2043 7.562%^ 144A	$1,900,000	$1,989,245
(United States 30 Day Average SOFR + 3.900%)
Federal National Mortgage Assoc. 06/25/2042 8.312%^ 144A	850,000	883,201
(United States 30 Day Average SOFR + 4.650%)
Finance of America Structured Securities Trust 03/25/2056 3.500% 144A	900,000	867,531
Government National Mortgage Assoc. 10/20/2052 5.000%	619,367	621,454
Government National Mortgage Assoc. 11/20/2051 3.000%	7,105,061	1,294,535
Greensky Home Improvement Issuer Trust 06/25/2060 4.930% 144A	107,551	107,920
GS Mortgage-Backed Securities Trust 10/25/2055 5.212%^ 144A	190,254	190,482
(United States 30 Day Average SOFR + 1.550%)
The Huntington National Bank 02/20/2034 12.322%^ 144A	450,000	449,986
(United States 30 Day Average SOFR + 8.650%)
ICG US CLO Ltd. 01/15/2031 5.734%^	375,776	377,204
MOO Securitization Trust 12/25/2065 4.500% 144A	81,000	78,033
Multifamily Structured Credit Risk 11/25/2045 5.412%^ 144A	399,394	399,109
(United States 30 Day Average SOFR + 1.750%)
Ocwen Loan Invest Trust 02/25/2037 3.000% 144A	121,310	119,609
Provident Funding Mortgage Trust 04/25/2051 2.500% 144A	721,420	600,159
Saluda Grace Alternative Mortgage 02/25/2030 7.500% 144A	1,953	1,946
Saluda Grace Alternative Mortgage 04/25/2030 7.762% 144A	240,000	239,718
Sequoia Mortgage Trust 04/25/2050 3.000% 144A	59,455	58,732
Velocity Commercial Capital 11/25/2053 7.670% 144A	88,320	90,041

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

See Notes to Financial Statements

		Principal	Value
	Washington Mutual Mortgage Pass-Through Certificate 10/25/2045 4.513%^	$313,667	$304,380
	Winston Salem, NC Limited Obligation 01/20/2046 3.778% 144A	105,361	101,029
	X-Caliber Funding LLC 11/01/2024 6.920%^ 144A	459,016	457,811
	(CME Term SOFR 1 Month + 3.250%)
	X-Caliber Funding LLC 09/15/2028 12.000%^ 144A	450,000	450,778
			67,406,098
4.65%	OTHER
	Aqua Finance Trust 07/17/2046 1.900% 144A	128,596	121,395
	Atlas Senior Loan Fund 04/22/2031 5.531% 144A	440,377	440,333
	Benefit Street Partners CLO Ltd. 07/15/2037 4.852%^ 144A	658,000	656,355
	(CME Term SOFR 3 Month + 1.180%)
	Bluemountain CLO 10/20/2030 5.529% 144A	480,000	480,672
	CoreVest American Finance Trust 10/15/2054 2.911% 144A	960,000	911,020
	Crossroads Asset Trust 08/20/2032 8.320% 144A	225,000	229,619
	Crossroads Asset Trusts 08/20/2030 5.900% 144A	98,750	99,555
	Golub Capital Partners Static Ltd. 04/25/2034 5.568%^ 144A	900,000	896,130
	(CME Term SOFR 3 Month + 1.900%)
	Harvest SBA Loan Trust 06/25/2047 6.050%^ 144A	200,151	200,151
	NGC Ltd. 04/20/2038 4.868%^ 144A	831,111	830,280
	(CME Term SOFR 3 Month + 1.200%)
	PEAC Solutions Receivables LLC 10/20/2031 4.650% 144A	450,000	451,387
	Polus Capital Management 10/20/2037 4.918%^ 144A	710,526	710,171
	(CME Term SOFR 3 Month + 1.250%)
	Saratoga Investment Corp. 04/20/2033 5.729%^ 144A	450,000	452,475
	Shackleton 2017-XI CLO Ltd. 08/15/2030 6.064%^ 144A	754,945	755,625

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

See Notes to Financial Statements

		Principal	Value
	SoFi Consumer Loan Program Trust 06/25/2034 4.820% 144A	$207,155	$207,828
	Sound Point CLO V-R Ltd. 07/18/2031 5.679%^ 144A	470,000	471,410
	Space Coast Credit Union 11/15/2028 4.670% 144A	332,498	333,054
	Trinity Rail Leasing LP 10/18/2049 2.390% 144A	33,626	33,402
	Upstart Securitization Trust 06/20/2033 7.920% 144A	50,697	50,800
	Venture CDO Ltd. 10/20/2034 5.118%^ 144A	440,000	434,104
	(CME Term SOFR 3 Month + 1.450%)
	Venture CDO Ltd. 07/15/2032 5.804%^ 144A	900,000	903,690
	Voya CLO Ltd. 10/15/2037 4.872%^ 144A	1,125,000	1,123,875
	(CME Term SOFR 3 Month + 1.200%)
	Voya CLO Ltd. 10/18/2031 5.631%^ 144A	737,436	739,058
	Zais CLO 11 Ltd. 01/20/2032 5.458%^ 144A	470,000	472,021
	(CME Term SOFR 3 Month + 1.790%)
	Zais CLO 15 Ltd. 07/28/2037 4.921%^ 144A	1,400,000	1,397,340
	(CME Term SOFR 3 Month + 1.250%)
			13,401,750

34.07%	TOTAL ASSET BACKED BONDS		98,152,542
	(Cost: $99,864,905)

19.16%	CORPORATE BONDS

1.00%	Communication Services:
	AT&T Mobility II LLC 03/01/2031 8.750%	500,000	579,269
	Bellsouth Telecommunications 06/01/2028 6.375%	500,000	515,883
	CCO Holdings Capital Corp. 06/01/2029 5.375% 144A	225,000	221,907
	Charter Communications Operating LLC 02/01/2034 6.650%	1,000,000	1,043,135
	Ciena Corp. 01/31/2030 4.000% 144A	100,000	95,107
	Corning, Inc. 03/15/2037 4.700%	200,000	190,685
	Factset Research Systems 03/01/2027 2.900%	250,000	245,737
			2,891,723

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

See Notes to Financial Statements

		Principal	Value
3.35%	Consumer Discretionary:
	AutoNation, Inc. 03/01/2032 3.850%	$1,000,000	$929,804
	AutoNation, Inc. 08/01/2031 2.400%	1,000,000	873,731
	BorgWarner, Inc. 02/15/2029 7.125%	400,000	422,032
	Ford Holdings LLC 03/01/2030 9.300%	810,000	906,061
	General Motors Financial Co. 01/12/2032 3.100%	1,000,000	897,195
	General Motors Financial Co. 01/08/2031 2.350%	250,000	222,711
	Hasbro, Inc. 07/15/2028 6.600%	700,000	725,159
	Las Vegas Sands Corp. 08/08/2029 3.900%	500,000	481,764
	Lear Corp. 05/30/2030 3.500%	1,000,000	951,696
	Lowe’s Companies, Inc. 04/01/2052 4.250%	500,000	383,233
	MDC Holdings, Inc. 01/15/2030 3.850%	1,000,000	953,237
	Nissan Motor Co. 09/17/2030 4.810% 144A	1,000,000	907,863
	Toll Bros Finance Corp. 03/15/2027 4.875%	1,000,000	1,001,514
			9,656,000

1.04%	Consumer Staples:
	Constellation Brands, Inc. 05/01/2030 2.875%	1,000,000	935,741
	PRA Health Sciences, Inc. 07/15/2026 2.875%^ 144A	90,000	89,278
	Quanta Services, Inc. 10/01/2030 2.900%	1,000,000	927,550
	Smithfield Foods, Inc. 10/15/2030 3.000% 144A	1,000,000	914,124
	Teva Pharmaceutical Industries Ltd. 05/09/2027 4.750%	100,000	99,770
			2,966,463

3.77%	Energy:
	Alliance Resource Operating Partnership 06/15/2029 8.625% 144A	450,000	467,442
	APA Corporation 12/15/2029 7.750%	133,000	142,689
	Enbridge Energy LP 10/01/2028 7.125%	500,000	535,969
	Energen Corp. 02/15/2028 7.125%^	475,000	491,955
	Energy Transfer LP Perpetual 6.625%	400,000	398,655
	EQT Corporation 04/01/2029 6.375%	880,000	908,485

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

See Notes to Financial Statements

		Principal	Value
	Helmerich & Payne, Inc. 12/01/2029 4.850%	$900,000	$899,929
	HF Sinclair Corp. 02/01/2028 5.000%	400,000	399,968
	MPLX LP 02/15/2031 4.800%	450,000	451,030
	Occidental Petroleum Corp. 03/15/2029 7.200%	1,000,000	1,066,525
	ONEOK, Inc. 09/01/2029 3.400%^	1,000,000	961,794
	Phillips 66 Partners LP 03/01/2028 3.750%	549,000	534,434
	Pioneer Natural Resource 01/15/2028 7.200%	1,000,000	1,045,617
	Plains All American Pipeline LP 09/15/2030 3.800%	250,000	240,892
	Targa Resources Partners LP 03/01/2030 5.500%	500,000	504,567
	TransCanada Pipelines Ltd. 06/15/2029 7.700%	850,000	919,376
	Valero Energy Corp. 12/01/2031 2.800%	1,000,000	900,899
			10,870,226

4.26%	Financials:
	Ally Financial, Inc. 11/01/2031 8.000%	1,000,000	1,108,827
	Ally Financial, Inc. Perpetual 4.700%	225,000	222,900
	American Express Co. Perpetual 3.550%	500,000	494,333
	ASB Bank Ltd. 10/22/2031 2.375% 144A	2,000,000	1,773,968
	Avolon Holdings Funding Ltd. 11/18/2027 2.528% 144A	1,000,000	966,111
	Banco Santander SA 12/03/2030 2.749%	250,000	223,938
	Banco Santander SA 03/24/2028 4.175%^	200,000	199,119
	Bank of America Corp. Perpetual 4.375%	625,000	617,412
	Barclays plc 05/16/2029 4.972%	250,000	251,521
	BGC Group, Inc. 04/02/2030 6.150%	900,000	915,385
	Charles Schwab Corp. Perpetual 5.000%	500,000	494,500
	Citigroup, Inc. 03/31/2031 4.412%	250,000	247,142
	Crown Castle, Inc. 03/15/2027 2.900%	250,000	246,261
	EPR Properties 04/15/2028 4.950%	360,000	359,519
	Fidelity National Financial, Inc. 06/15/2030 3.400%	1,080,000	1,015,492

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

See Notes to Financial Statements

		Principal	Value
	First Citizens Bancshare Perpetual 7.908%	$500,000	$502,659
	The Goldman Sachs Group, Inc. Perpetual 4.125%	500,000	493,191
	NatWest Group plc 05/18/2029 4.892%	500,000	503,494
	Transamerica Capital II 12/01/2026 7.650% 144A	675,000	682,515
	Truist Financial Corp. Perpetual 5.100%^	500,000	499,093
	Weyerhaeuser Co. 03/09/2033 3.375%	500,000	450,170
			12,267,550

3.76%	Industrials:
	Avnet, Inc. 06/01/2032 5.500%	1,000,000	1,012,468
	Can-Pack SA/Canpack US LLC 11/15/2029 3.875% 144A	500,000	467,893
	CH Robinson Worldwide, Inc. 04/15/2028 4.200%	1,000,000	992,067
	FedEx Corp. 10/17/2048 4.950%^	1,000,000	867,284
	Flowserve Corp. 01/15/2032 2.800%	1,000,000	882,711
	Fortune Brands Innovation 03/25/2032 4.000%	500,000	470,722
	Fortune Brands Innovation 03/25/2052 4.500%	500,000	388,830
	Hubbell, Inc. 08/15/2027 3.150%^	600,000	590,200
	Masco Corp. 08/15/2032 6.500%	1,000,000	1,077,886
	MasTec, Inc. 08/15/2029 6.625% 144A	450,000	450,000
	Oshkosh Corp. 03/01/2030 3.100%^	1,000,000	938,868
	Owens Corning 06/01/2030 3.875%	1,000,000	968,035
	Timken Co. 12/15/2028 4.500%	500,000	498,796
	Timken Co. 05/08/2028 6.875%	320,000	333,944
	Westrock MWV LLC 02/15/2031 7.950%	750,000	849,907
			10,789,611

0.34%	Information Technology:
	MSCI, Inc. 09/01/2030 3.625% 144A	100,000	94,520
	Qorvo, Inc. 04/01/2031 3.375% 144A	987,000	892,723
			987,243

0.28%	Materials:
	Albemarle Corp. 06/01/2032 5.050%	500,000	501,785
	Celanese US Holdings LLC 07/15/2032 7.379%	225,000	234,845
	Domtar Corp. 10/01/2028 6.750%^ 144A	100,000	65,000
			801,630

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

See Notes to Financial Statements

		Principal	Value
1.36%	Utilities:
	Alliant Energy Finance LLC 03/01/2032 3.600% 144A	$1,000,000	$924,954
	Eversource Energy 03/01/2032 3.375%	1,000,000	916,322
	Exelon Corp. 04/01/2032 7.600%	1,000,000	1,133,489
	Southern California Gas Co. 04/01/2054 5.600%	1,000,000	953,175
			3,927,940

19.16%	TOTAL CORPORATE BONDS		55,158,386
	(Cost: $56,466,769)

33.25%	US TREASURY NOTES
	US Treasury 11/15/2027 4.125%	2,000,000	2,008,594
	US Treasury 01/31/2029 4.000%	4,750,000	4,771,522
	US Treasury 08/31/2029 3.625%	2,350,000	2,332,009
	US Treasury 11/15/2031 1.375%	3,028,000	2,625,845
	US Treasury 02/15/2032 1.875%	4,500,000	3,990,411
	US Treasury 02/29/2032 4.125%	4,100,000	4,115,215
	US Treasury 03/31/2032 4.125%	5,000,000	5,017,580
	US Treasury 11/15/2032 4.125%	4,000,000	4,001,408
	US Treasury 05/15/2033 3.375%	3,000,000	2,857,851
	US Treasury 08/15/2033 3.875%	3,000,000	2,945,040
	US Treasury 11/15/2033 4.500%	2,000,000	2,041,406
	US Treasury 02/15/2034 4.000%	5,030,000	4,961,622
	US Treasury 08/15/2034 3.875%	9,830,000	9,580,023
	US Treasury 02/15/2042 2.375%	15,000,000	10,930,665
	US Treasury 05/15/2042 3.250%	4,000,000	3,295,936
	US Treasury 02/15/2043 3.875%	5,000,000	4,442,775
	US Treasury 05/15/2043 3.875%	5,000,000	4,431,445
	US Treasury 02/15/2044 4.500%^	3,800,000	3,633,898
	((CME Term SOFR 3 Month + 0.262%) + 1.600%)
	US Treasury 08/15/2044 4.125%	745,000	675,913
	US Treasury 08/15/2053 4.125%	5,000,000	4,384,765
	US Treasury 11/15/2053 4.750%	4,000,000	3,889,220
	US Treasury 02/15/2055 2.375%	9,533,328	8,858,826

33.25%	TOTAL US TREASURY NOTES		95,791,969
	(Cost: $99,675,706)

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

See Notes to Financial Statements

		Shares	Value
12.50%	MONEY MARKET FUND
	Federated Government Obligations Fund - Institutional Class 3.54%(A)	36,002,754	$36,002,754
	(Cost: $36,002,754)

98.98%	TOTAL INVESTMENTS
	(Cost: $292,010,134)		285,105,651
1.02%	Other assets, net of liabilities		2,948,654
100.00%	NET ASSETS		$288,054,305

^Rate is determined periodically. Rate shown is the rate as of March 31, 2026.

(A)Effective 7 day yield as of March 31, 2026.

144A Securities are exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $92,685,693 and is 32.18% of the Fund’s net assets.

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate.

SOFR - Secured Overnight Financing Rate.

SCHEDULE OF FUTURES CONTRACTS

	Number of Contracts	Description	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
	227	2YR US NOTE	6/30/26	$47,441,552	$47,090,086	$(351,466)
	518	5YR US NOTE	6/30/26	56,871,489	56,037,078	(834,411)

(0.41%)	TOTAL FUTURES CONTRACTS			$104,313,041	$103,127,164	$(1,185,877)

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of InvestmentsMarch 31, 2026 (unaudited)

See Notes to Financial Statements

		Principal	Value
36.39%	ASSET BACKED BONDS

5.81%	AUTOMOTIVE
	Arivo Acceptance Auto Loan Receivables Trust 01/16/2029 6.900% 144A	$102,857	$103,421
	Arivo Acceptance Auto Loan Receivables Trust 02/15/2029 7.700% 144A	825,000	842,062
	Avid Automobile Receivables Trust 12/15/2027 7.350% 144A	344,943	345,635
	Avis Budget Rental Car Funding AESOP LLC 08/20/2029 5.870% 144A	140,000	141,074
	Avis Budget Rental Car Funding AESOP LLC 08/20/2031 6.240% 144A	100,000	101,888
	Bridgecrest Lending Auto Securitization Trust 10/16/2028 5.370%	1,650,000	1,654,658
	Carvana Auto Receivables Trust 01/10/2031 4.740%	550,000	547,292
	Carvana Auto Receivables Trust 11/10/2028 5.540%	175,000	177,338
	Carvana Auto Receivables Trust 12/11/2028 4.130% 144A	337,563	334,917
	Carvana Auto Receivables Trust 03/10/2028 2.900% 144A	27,309	26,849
	Carvana Auto Receivables Trust 03/10/2028 1.070%	74,692	73,346
	Carvana Auto Receivables Trust 03/10/2028 0.970%	61,230	60,706
	Carvana Auto Receivables Trust 09/11/2028 1.240%	92,872	90,710
	Chesapeake Funding II LLC 10/15/2035 6.160%	44,032	44,317
	CPS Auto Trust 10/15/2029 7.140% 144A	1,100,000	1,112,112
	CPS Auto Trust 11/15/2030 10.720% 144A	450,000	487,877
	CPS Auto Trust 08/15/2028 5.190% 144A	618,174	618,601
	DT Auto Owner Trust 12/15/2027 3.400% 144A	151,095	150,882
	DT Auto Owner Trust 03/15/2029 5.530% 144A	1,000,000	999,452
	Exeter Automobile Receivables Trust 10/15/2029 6.340%^ 144A	962,500	941,257

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

See Notes to Financial Statements

	Principal	Value
Exeter Automobile Receivables Trust 06/15/2027 1.550%	$305,397	$303,285
Exeter Automobile Receivables Trust 06/15/2028 3.020%	473,717	472,311
Exeter Automobile Receivables Trust 07/17/2028 4.560%	1,057,640	1,055,930
First Investors Auto Owner Trust 06/15/2029 5.410% 144A	500,000	497,823
Flagship Credit Auto Trust 09/15/2028 3.160% 144A	1,150,000	1,128,939
Flagship Credit Auto Trust 07/16/2029 5.640% 144A	1,650,000	1,654,508
GLS Auto Receivables Issuer Trust 10/15/2027 3.510% 144A	101,774	101,658
GLS Auto Receivables Issuer Trust 10/15/2027 2.480% 144A	205,703	204,837
GLS Auto Receivables Issuer Trust 07/15/2027 1.480%^ 144A	79,589	79,494
GLS Auto Receivables Trust 04/17/2028 6.150%^ 144A	864,618	869,542
GLS Auto Receivables Trust 05/15/2029 5.640% 144A	500,000	500,874
Lad Auto Receivables Trust 04/15/2030 6.850% 144A	644,551	648,520
Lendbuzz Securitization Trust 12/15/2028 7.500% 144A	179,181	182,100
Lendbuzz Securitization Trust 05/15/2029 5.990% 144A	197,977	199,142
Lendbuzz Securitization Trust 05/15/2030 5.180% 144A	942,170	945,481
Switch ABS Issuer LLC 06/25/2054 6.200% 144A	550,000	541,341
Tricolor Auto Securitization Trust 01/16/2029 5.120% 144A	1,001,992	671,335
Tricolor Auto Securitization Trust 02/15/2028 6.570% 144A	720,000	504,000
Tricolor Auto Securitization Trust 06/15/2028 13.450% 144A	600,000	252,000
United Auto Credit Securitization Trust 11/10/2028 5.000% 144A	260,805	260,279
United Auto Credit Securitization Trust 04/10/2029 10.000% 144A	600,000	254,977
Veros Auto Receivables Trust 11/15/2028 8.320% 144A	1,001,000	1,015,537
		21,198,307

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

See Notes to Financial Statements

		Principal	Value
25.71%	MORTGAGE BACKED
	Angel Oak Mortgage Trust 01/25/2066 0.909%^ 144A	$43,740	$38,910
	Brean Asset Backed Securities Trust 01/25/2065 5.000% 144A	412,500	400,171
	Brean Asset Backed Securities Trust 05/25/2065 4.750% 144A	349,677	274,827
	Brean Asset Backed Securities Trust 07/25/2065 4.500% 144A	595,198	515,365
	Citigroup Mortgage Loan Trust 08/25/2050 2.500% 144A	53,889	47,469
	COMM Mortgage Trust 09/15/2033 6.146%^ 144A	65,000	19,494
	Connecticut Avenue Securities Trust 10/25/2041 6.762%^ 144A	2,100,000	2,119,874
	Connecticut Avenue Securities Trust 02/25/2044 5.462%^ 144A	2,035,000	2,035,631
	Connecticut Avenue Securities Trust 03/25/2042 5.662%^ 144A	114,079	115,293
	(United States 30 Day Average |SOFR + 2.000%)
	Connecticut Avenue Securities Trust 03/25/2042 7.162%^ 144A	6,120,000	6,238,281
	Connecticut Avenue Securities Trust 05/25/2044 5.312%^ 144A	1,100,000	1,098,630
	Connecticut Avenue Securities Trust 07/25/2043 6.362%^ 144A	1,000,000	1,021,850
	(United States 30 Day Average SOFR + 2.700%)
	Connecticut Avenue Securities Trust 07/25/2044 5.362%^ 144A	1,052,742	1,054,302
	Credit Suisse Mortgage Trust 04/25/2044 3.822% 144A	540,881	451,181
	Credit Suisse Mortgage Trust 04/25/2044 3.822% 144A	404,040	397,224
	Federal Home Loan Mortgage Corp. 01/25/2034 5.312%^ 144A	25,906	25,906
	Federal Home Loan Mortgage Corp. 01/25/2042 6.162%^ 144A	1,350,000	1,360,125
	Federal Home Loan Mortgage Corp. 01/25/2042 4.662%^ 144A	81,477	81,325
	(United States 30 Day Average SOFR + 1.000%)

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

See Notes to Financial Statements

	Principal	Value
Federal Home Loan Mortgage Corp. 01/25/2042 5.512%^ 144A	$720,000	$723,518
Federal Home Loan Mortgage Corp. 01/25/2051 5.462%^ 144A	636,490	638,391
Federal Home Loan Mortgage Corp. 10/25/2041 5.162%^ 144A	869,839	870,652
Federal Home Loan Mortgage Corp. 11/25/2041 5.462%^ 144A	1,221,685	1,224,725
Federal Home Loan Mortgage Corp. 11/25/2043 5.512%^ 144A	383,753	385,561
(United States 30 Day Average SOFR + 1.850%)
Federal Home Loan Mortgage Corp. 11/25/2043 5.512%^ 144A	3,035,028	3,056,206
Federal Home Loan Mortgage Corp. 11/25/2043 7.012%^ 144A	2,200,000	2,294,202
Federal Home Loan Mortgage Corp. 12/25/2041 10.662%^ 144A	1,600,000	1,650,030
Federal Home Loan Mortgage Corp. 12/25/2050 5.662%^ 144A	335,412	338,533
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 02/25/2042 4.962%^ 144A	64,309	64,309
(United States 30 Day Average SOFR + 1.300%)
Federal Home Loan Mortgage Corp. 02/25/2042 6.062%^ 144A	2,600,000	2,622,677
Federal Home Loan Mortgage Corp. 03/25/2042 8.912%^ 144A	250,000	258,672
Federal Home Loan Mortgage Corp. 03/25/2043 5.761%^ 144A	531,222	536,192
Federal Home Loan Mortgage Corp. 03/25/2044 4.912%^ 144A	95,525	95,466
(United States 30 Day Average SOFR + 1.250%)
Federal Home Loan Mortgage Corp. 03/25/2052 8.662%^ 144A	1,165,415	1,224,657
Federal Home Loan Mortgage Corp. 04/25/2043 5.762%^ 144A	857,129	864,876
Federal Home Loan Mortgage Corp. 04/25/2043 6.912%^ 144A	1,545,000	1,603,316
Federal Home Loan Mortgage Corp. 05/15/2027 3.000%	243,249	2,665

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

See Notes to Financial Statements

	Principal	Value
Federal Home Loan Mortgage Corp. 05/25/2042 5.862%^ 144A	$842,346	$848,879
Federal Home Loan Mortgage Corp. 05/25/2042 7.012%^ 144A	2,870,000	2,930,988
Federal Home Loan Mortgage Corp. 05/25/2043 5.662%^ 144A	767,605	771,327
Federal Home Loan Mortgage Corp. 05/25/2043 7.162%^ 144A	1,100,000	1,148,438
Federal Home Loan Mortgage Corp. 05/25/2044 4.862%^ 144A	425,323	425,091
(United States 30 Day Average SOFR + 1.200%)
Federal Home Loan Mortgage Corp. 05/25/2044 5.362%^ 144A	1,100,000	1,099,318
Federal Home Loan Mortgage Corp. 05/25/2045 4.862%^ 144A	462,223	461,645
Federal Home Loan Mortgage Corp. 06/25/2042 6.612%^ 144A	19,789	20,084
(United States 30 Day Average SOFR + 2.950%)
Federal Home Loan Mortgage Corp. 06/25/2043 5.662%^ 144A	308,740	308,835
Federal Home Loan Mortgage Corp. 06/25/2043 7.012%^ 144A	2,750,000	2,808,278
Federal Home Loan Mortgage Corp. 08/25/2044 5.462%^ 144A	2,620,000	2,624,918
Federal Home Loan Mortgage Corp. 09/25/2042 5.812% 144A	136,626	136,905
Federal Home Loan Mortgage Corp. 09/25/2042 7.362%^ 144A	2,671,000	2,754,469
Federal Home Loan Mortgage Corporation 04/25/2029 7.676%^	148,240	150,375
Federal Home Loan Mortgage Corp. 10/25/2044 5.112% 144A	569,153	568,800
Federal Home Loan Mortgage Corp. 11/25/2041 7.312%^ 144A	550,000	558,594
(United States 30 Day Average SOFR + 3.650%)
Federal Home Loan Mortgage Corp. 02/25/2045 4.812% 144A	529,651	529,882
Federal Home Loan Mortgage Corp. 02/25/2048 3.789% 144A	152,739	149,278

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

See Notes to Financial Statements

	Principal	Value
Federal Home Loan Mortgage Corp. 03/25/2042 5.762%^ 144A	$331,814	$332,228
(United States 30 Day Average SOFR + 2.100%)
Federal Home Loan Mortgage Corp. 03/25/2052 6.162%^ 144A	110,534	111,086
(United States 30 Day Average SOFR + 2.500%)
Federal Home Loan Mortgage Corp. 05/25/2042 8.912%^ 144A	478,188	499,106
(United States 30 Day Average SOFR + 5.250%)
Federal Home Loan Mortgage Corp. 05/25/2044 4.912%^ 144A	1,118,714	1,119,061
(United States 30 Day Average SOFR + 1.250%)
Federal Home Loan Mortgage Corp. 05/25/2048 3.850% 144A	420,903	411,159
Federal Home Loan Mortgage Corp. 05/25/2048 3.850% 144A	226,798	221,547
Federal Home Loan Mortgage Corp. 08/25/2044 4.912% 144A	1,292,500	1,293,702
Federal National Mortgage Assoc. 01/25/2044 5.462% 144A	1,100,000	1,108,559
Federal National Mortgage Assoc. 01/25/2031 8.026%	1,000,000	1,084,517
Federal National Mortgage Assoc. 01/25/2043 5.962% 144A	584,099	598,181
Federal National Mortgage Assoc. 10/25/2041 5.212% 144A	161,651	161,753
Federal National Mortgage Assoc. 10/25/2043 5.162% 144A	505,887	506,044
Federal National Mortgage Assoc. 11/25/2046 0.114%	26,687,030	48,117
Federal National Mortgage Assoc. 12/25/2032 2.000%	77,875	73,330
Federal National Mortgage Assoc. 12/25/2041 5.562%^ 144A	684,241	686,575
Federal National Mortgage Assoc. 12/25/2041 9.662%^ 144A	1,100,000	1,128,432
Federal National Mortgage Assoc. 12/25/2042 7.412%^ 144A	1,230,000	1,278,589
(United States 30 Day Average SOFR + 3.750%)

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

See Notes to Financial Statements

	Principal	Value
Federal National Mortgage Assoc. 12/25/2041 5.312%^ 144A	$2,187,929	$2,191,277
Federal National Mortgage Assoc. 12/25/2042 6.062%^ 144A	1,230,863	1,261,317
Federal National Mortgage Assoc. 02/25/2030 6.576%^	202,195	206,993
Federal National Mortgage Assoc. 02/25/2046 0.164%	15,626,290	47,520
Federal National Mortgage Assoc. 02/25/2047 0.114%	18,952,133	45,030
Federal National Mortgage Assoc. 03/25/2042 5.762%^ 144A	376,984	380,255
(United States 30 Day Average SOFR + 2.100%)
Federal National Mortgage Assoc. 04/25/2042 5.562%^ 144A	112,620	112,694
Federal National Mortgage Assoc. 04/25/2043 6.162%^ 144A	769,636	775,845
Federal National Mortgage Assoc. 05/25/2042 6.412%^ 144A	584,599	593,823
Federal National Mortgage Assoc. 06/25/2042 6.612%^ 144A	396,560	402,444
Federal National Mortgage Assoc. 06/25/2043 5.562%^ 144A	271,061	272,242
Federal National Mortgage Assoc. 07/25/2042 7.262%^ 144A	2,980,000	3,068,113
Federal National Mortgage Assoc. 03/25/2042 6.762%^ 144A	1,000,000	1,013,712
(United States 30 Day Average SOFR + 3.100%)
Federal National Mortgage Assoc. 03/25/2045 5.912%^ 144A	1,100,000	1,110,475
Federal National Mortgage Assoc. 07/25/2045 5.262%^ 144A	1,550,000	1,554,790
Federal National Mortgage Assoc. 07/25/2042 6.212%^ 144A	906,938	920,051
Federal National Mortgage Assoc. 07/25/2043 5.362%^ 144A	545,356	546,206
Federal National Mortgage Assoc. 08/25/2042 3.500%^	437,286	61,832
Federal National Mortgage Assoc. 09/25/2042 6.162%^ 144A	206,341	208,303
Federal National Mortgage Assoc. 12/25/2041 6.812%^ 144A	1,900,000	1,917,151

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

See Notes to Financial Statements

	Principal	Value
Federal National Mortgage Assoc. 02/25/2037 1.500%	$8,666,861	$454,395
Federal National Mortgage Assoc. 04/25/2043 7.562% 144A	2,355,000	2,465,617
Federal National Mortgage Assoc. 06/25/2042 8.312%^ 144A	950,000	987,107
Finance of America Structured Securities Trust 03/25/2056 3.500% 144A	1,100,000	1,060,316
GCAT Trust 08/25/2066 1.915% 144A	99,328	92,351
Government National Mortgage Assoc. 11/20/2051 3.000%	8,683,963	1,582,209
GS Mortgage-Backed Securities Trust 10/25/2055 5.212%^ 144A	232,533	232,811
The Huntington National Bank 02/20/2034 12.322%^ 144A	550,000	549,982
(United States 30 Day Average SOFR + 8.650%)
ICG US CLO Ltd. 01/15/2031 5.734%^	423,748	425,358
JP Morgan Mortgage Trust 10/25/2029 2.526% 144A	18,049	17,864
JP Morgan Mortgage Trust 05/25/2050 3.500% 144A	33,458	30,304
Mill City Mortgage Trust 04/25/2066 3.500% 144A	368,658	362,200
Greensky Home Improvement Issuer Trust 06/25/2060 4.930% 144A	131,451	131,902
MOO Securitization Trust 12/25/2065 4.500% 144A	99,000	95,374
Multifamily Structured Credit Risk 11/25/2045 5.412% 144A	599,091	598,663
Ocwen Loan Invest Trust 02/25/2037 3.000% 144A	121,310	119,609
Ocwen Loan Investment Trust 02/25/2037 3.000% 144A	500,000	473,567
Provident Funding Mortgage Trust 04/25/2051 2.500% 144A	721,420	600,159
Saluda Grace Alternative Mortgage 02/25/2030 7.500% 144A	2,387	2,379
Saluda Grace Alternative Mortgage 04/25/2030 7.762%^ 144A	260,000	259,694
Saluda Grade Alternative Mortgage Trust 06/01/2053 7.162% 144A	352,312	357,312

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

See Notes to Financial Statements

		Principal	Value
	Sequoia Mortgage Trust 04/25/2050 3.000% 144A	$59,455	$58,732
	Velocity Commercial Capital 11/25/2053 7.670% 144A	132,480	135,062
	Winston Salem, NC Limited Obligation 01/20/2046 3.778% 144A	123,685	118,600
	X-Caliber Funding LLC 11/01/2024 6.920%^ 144A	688,525	686,717
	X-Caliber Funding LLC 09/15/2028 12.000% 144A	550,000	550,950
			93,847,903

4.87%	OTHER
	Aqua Finance Trust 07/17/2046 1.900% 144A	157,173	148,372
	Atlas Senior Loan Fund 04/22/2031 5.531%^ 144A	477,075	477,028
	Ballyrock CLO 14 Ltd. 07/20/2037 4.668%^ 144A	375,000	374,475
	(CME Term SOFR 3 Month + 1.000%)
	Benefit Street Partners CLO Ltd. 07/15/2037 4.852%^ 144A	742,000	740,145
	Bluemountain CLO 10/20/2030 5.529%^ 144A	520,000	520,728
	CoreVest American Finance Trust 10/15/2054 2.911%^ 144A	1,040,000	986,938
	Crossroads Asset Trust 08/20/2032 8.320% 144A	275,000	280,645
	Crossroads Asset Trusts 08/20/2030 5.900% 144A	106,979	107,851
	Crown City CLO 07/15/2037 4.722%^ 144A	428,570	428,056
	(CME Term SOFR 3 Month + 1.050%)
	Generate CLO 4 07/20/2037 4.668%^ 144A	437,500	436,975
	(CME Term SOFR 3 Month + 1.000%)
	Generate CLO 5 Ltd. 07/22/2037 4.719%^ 144A	1,200,000	1,197,960
	(CME Term SOFR 3 Month + 1.050%)
	Goldentree Loan Management LP 07/20/2037 4.568%^ 144A	468,750	468,141
	(CME Term SOFR 3 Month + 0.900%)

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

See Notes to Financial Statements

		Principal	Value
	Golub Capital Partners Static Ltd. 04/25/2034 5.568%^ 144A	$1,100,000	$1,095,270
	Harvest SBA Loan Trust 06/25/2047 6.050%^ 144A	244,629	244,629
	M&T Equipment LLC 07/15/2030 5.740% 144A	150,807	151,386
	NGC Ltd. 04/20/2038 4.868%^ 144A	1,057,778	1,056,720
	PEAC Solutions Receivables LLC 10/20/2031 4.650% 144A	550,000	551,696
	Polus Capital Management 10/20/2037 4.918%^ 144A	868,421	867,987
	Saratoga Investment Corp. 04/20/2033 5.729%^ 144A	550,000	553,025
	Shackleton 2017-XI CLO Ltd. 08/15/2030 6.064%^ 144A	851,864	852,630
	SMB Private Education Loan Trust 09/15/2037 2.230%^ 144A	479,323	465,465
	SoFi Consumer Loan Program Trust 06/25/2034 4.820% 144A	253,189	254,012
	Sound Point CLO V-R Ltd. 07/18/2031 5.679%^ 144A	530,000	531,590
	Space Coast Credit Union 11/15/2028 4.670% 144A	406,387	407,067
	Trinity Rail Leasing LP 10/18/2049 2.390%^ 144A	50,440	50,103
	Upstart Securitization Trust 06/20/2033 7.920% 144A	61,963	62,089
	Venture CDO Ltd. 10/20/2034 5.118%^ 144A	560,000	552,496
	Venture CDO Ltd. 07/15/2032 5.804%^ 144A	1,100,000	1,104,510
	Voya CLO Ltd. 10/15/2037 4.872%^ 144A	1,375,000	1,373,625
	Voya CLO Ltd. 10/18/2031 5.631%^ 144A	901,310	903,293
	Zais CLO 11 Ltd. 01/20/2032 5.458%^ 144A	530,000	532,279
			17,777,186
36.39%	TOTAL ASSET BACKED BONDS
	(Cost: $135,314,957)		132,823,396

7.58%	CORPORATE BONDS

0.07%	Communication Services:
	CCO Holdings Capital Corp. 06/01/2029 5.375% 144A	275,000	271,220

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

See Notes to Financial Statements

		Principal	Value
1.20%	Consumer Discretionary:
	BorgWarner, Inc. 02/15/2029 7.125%	$600,000	$633,048
	Ford Holdings LLC 03/01/2030 9.300%	990,000	1,107,408
	General Motors Financial Co. Perpetual 5.750%	500,000	486,810
	Hasbro, Inc. 07/15/2028 6.600%	798,000	826,682
	Nissan Motor Acceptance Company LLC 03/09/2028 2.750% 144A	350,000	327,228
	Toll Bros Finance Corp. 03/15/2027 4.875%	1,000,000	1,001,514
			4,382,690

0.06%	Consumer Staples:
	PRA Health Sciences, Inc. 07/15/2026 2.875%^ 144A	110,000	109,118
	Teva Pharmaceutical Industries Ltd. 05/09/2027 4.750%^	100,000	99,770
			208,888

2.37%	Energy:
	Alliance Resource Operating Partnership 06/15/2029 8.625% 144A	550,000	571,317
	Cheniere Energy, Inc. 10/15/2028 4.625%	500,000	498,736
	Energen Corp. 02/15/2028 7.125%^	525,000	543,739
	Energy Transfer LP Perpetual 6.625%	600,000	597,983
	EQT Corporation 04/01/2029 6.375%	1,120,000	1,156,253
	Helmerich & Payne, Inc. 12/01/2029 4.850%	1,100,000	1,099,913
	MPLX LP 02/15/2031 4.800%	550,000	551,258
	Oceaneering International, Inc. 02/01/2028 6.000%	350,000	351,423
	Phillips 66 Partners LP 03/01/2028 3.750%	540,000	525,673
	Tallgrass Energy Partners LP 01/15/2028 5.500% 144A	500,000	495,770
	Targa Resources Partners LP 03/01/2030 5.500%	500,000	504,568
	TransCanada Pipelines Ltd. 06/15/2029 7.700%	1,150,000	1,243,862
	Venture Global, Inc. 06/01/2028 8.125% 144A	500,000	511,360
			8,651,855

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

See Notes to Financial Statements

		Principal	Value
2.20%	Financials:
	Ally Financial, Inc. Perpetual 4.700%	$275,000	$272,433
	Bank of America Corp. Perpetual 4.375%	125,000	123,482
	Banque Federative du Credit Mutuel 10/04/2026 1.604% 144A	2,000,000	1,972,734
	BGC Group, Inc. 04/02/2030 6.150%	1,100,000	1,118,803
	EPR Properties 04/15/2028 4.950%	220,000	219,706
	First Citizens Bancshare Perpetual 7.908%	1,000,000	1,005,319
	The Goldman Sachs Group, Inc. Perpetual 3.650%	500,000	495,532
	ING Groep NV 03/29/2027 3.950%	2,000,000	1,994,020
	Transamerica Capital II 12/01/2026 7.650% 144A	825,000	834,185
			8,036,214

0.72%	Industrials:
	Hubbell, Inc. 08/15/2027 3.150%	1,079,000	1,061,376
	MasTec, Inc. 08/15/2029 6.625% 144A	550,000	550,000
	Timken Co. 12/15/2028 4.500%	500,000	498,797
	Timken Co. 05/08/2028 6.875%	480,000	500,916
			2,611,089
0.30%	Information Technology:
	Qorvo, Inc. 04/01/2031 3.375% 144A	1,213,000	1,097,135

0.38%	Materials:
	Celanese US Holdings LLC 07/15/2032 7.379%	275,000	287,032
	Constellium SE 06/15/2028 5.625% 144A	350,000	348,275
	Domtar Corp. 10/01/2028 6.750%^ 144A	100,000	65,000
	Hecla Mining Company 02/15/2028 7.250%	194,000	193,858
	NOVA Chemicals Corporation 06/01/2027 5.250% 144A	500,000	499,238
			1,393,403

0.28%	Utilities:
	Washington Gas Light Co. 10/09/2026 6.820%	1,000,000	1,012,830

7.58%	TOTAL CORPORATE BONDS
	(Cost: $27,427,169)		27,665,324

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

See Notes to Financial Statements

		Principal	Value
39.85%	US TREASURY NOTES
	US Treasury 05/31/2026 4.875%	$10,000,000	$10,016,480
	US Treasury 06/30/2026 4.625%	4,000,000	4,008,624
	US Treasury 08/31/2026 3.750%	62,000,000	61,990,204
	US Treasury 11/30/2026 4.250%	714,700	717,080
	US Treasury 12/15/2026 4.375%	5,000,000	5,021,435
	US Treasury 12/31/2026 4.250%	5,312,000	5,330,634
	US Treasury 01/15/2027 4.000%	21,000,000	21,041,433
	US Treasury 01/31/2027 1.500%	1,107,000	1,086,838
	US Treasury 02/15/2027 4.125%	4,000,000	4,012,436
	US Treasury 02/28/2027 4.125%	5,600,000	5,618,290
	US Treasury 04/30/2027 3.750%	3,900,000	3,898,346
	US Treasury 07/15/2027 4.375%	1,800,000	1,812,235
	US Treasury 07/31/2027 3.875%	5,000,000	5,001,955
	US Treasury 11/15/2027 4.125%	3,305,800	3,320,005
	US Treasury 12/15/2027 4.000%	1,655,600	1,660,062
	US Treasury 10/15/2028 2.375%	8,494,160	8,793,019
	US Treasury 11/30/2028 4.375%	2,101,000	2,130,053

39.85%	TOTAL US TREASURY NOTES		145,459,129
	(Cost: $145,125,970)

		Shares	Value
15.37%	MONEY MARKET FUND
	Federated Government Obligations Fund - Institutional Class 3.54%(A)	56,104,213	$56,104,213
	(Cost: $56,104,213)

99.19%	TOTAL INVESTMENTS
	(Cost: $363,972,309)		362,052,062
0.81%	Other assets, net of liabilities		2,938,997
100.00%	NET ASSETS		$364,991,059

^Rate is determined periodically. Rate shown is the rate as of March 31, 2026.

(A)Effective 7 day yield as of March 31, 2026.

144A Securities are exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $131,813,742 and is 36.11% of the Fund’s net assets.

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate.

SOFR - Secured Overnight Financing Rate.

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

See Notes to Financial Statements

SCHEDULE OF FUTURES CONTRACTS

	Number of Contracts	Description	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
	447	2YR US NOTE	6/30/26	$93,420,148	$92,728,054	$(692,094)
	374	5YR US NOTE	6/30/26	41,061,654	40,459,203	(602,451)

(0.35%)	TOTAL FUTURES CONTRACTS			$134,481,802	$133,187,257	$(1,294,545)

FINANCIAL STATEMENTS | March 31, 2026

See Notes to Financial Statements

CURASSET CAPITAL MANAGEMENT FUNDS

Statements of Assets and LiabilitiesMarch 31, 2026 (unaudited)

	Core Bond Fund	Limited Term Income Fund
ASSETS
Investments at value(1) (Note 1)	$285,105,651	$362,052,062
Cash	2,348	2,644
Cash held at broker	2,830,292	3,036,115
Receivable for capital stock sold	8,392	31,792
Interest receivable	1,792,635	1,923,678
Prepaid expenses	39,387	32,690
TOTAL ASSETS	289,778,705	367,078,981

LIABILITIES
Unrealized depreciation of open futures contracts	1,185,877	1,294,545
Payable for capital stock redeemed	948	899
Payable for securities purchased	458,122	670,595
Accrued investment advisory fees	59,130	95,936
Accrued accounting, administration and transfer agent fees	15,690	16,891
Other accrued expenses	4,633	9,056
TOTAL LIABILITIES	1,724,400	2,087,922
NET ASSETS	$288,054,305	$364,991,059

NET ASSETS CONSIST OF:
Paid-in capital	$309,324,065	$371,676,204
Distributable earnings (accumulated deficits)	(21,269,760)	(6,685,145)
Net Assets	$288,054,305	$364,991,059

NET ASSET VALUE PER SHARE AND REDEMPTION PRICE PER SHARE
NET ASSETS
Founders Class	$287,875,126	$364,991,059
Institutional Class	179,179	—
Total	$288,054,305	$364,991,059

SHARES OUTSTANDING
Founders Class	32,601,311	37,622,767
Institutional Class	20,195	—
Total	32,621,506	37,622,767

NET ASSET VALUE AND REDEMPTION VALUE PER SHARE
Founders Class	$8.83	$9.70
Institutional Class	$8.87	$—

(1)Identified cost of:	$292,010,134	$363,972,309

FINANCIAL STATEMENTS | March 31, 2026

See Notes to Financial Statements

CURASSET CAPITAL MANAGEMENT FUNDS

Statements of OperationsSix Months Ended March 31, 2026 (unaudited)

	Core Bond Fund	Limited Term Income Fund
INVESTMENT INCOME
Interest	$7,190,303	$8,804,969
Dividend income	4,408	5,387
Total investment income	7,194,711	8,810,356

EXPENSES
Investment advisory fees (Note 2)	514,926	796,547
Recordkeeping and administrative services (Note 2)	50,639	61,581
Accounting fees (Note 2)	32,905	42,071
Custody fees	12,842	15,059
Transfer agent fees (Note 2)	7,333	8,341
Professional fees	18,369	19,598
Filing and registration fees	13,498	19,011
Trustee fees	5,876	7,318
Compliance fees (Note 2)	3,843	4,420
Shareholder reports	11,886	10,482
Insurance	1,583	1,856
Shareholder servicing, institutional class (Note 2)	80	—
Other	15,558	21,786
Total expenses	689,338	1,008,070
Investment advisory fee waivers (Note 2)	(174,332)	(211,513)
Net expenses	515,006	796,557
Net investment income (loss)	6,679,705	8,013,799

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(34,761)	70,201
Net realized gain (loss) on long futures contracts	533,114	470,161
Net realized gain (loss) on investments and long futures contracts	498,353	540,362

Net change in unrealized appreciation (depreciation) of investments	(3,190,460)	(1,474,055)
Net change in unrealized appreciation (depreciation) of long futures contracts	(1,491,464)	(1,616,764)
Net change in unrealized appreciation (depreciation) of investments and long futures contracts	(4,681,924)	(3,090,819)

Net realized and unrealized gain (loss) on investments and long futures contracts	(4,183,571)	(2,550,457)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,496,134	$5,463,342

FINANCIAL STATEMENTS | March 31, 2026

See Notes to Financial Statements

CURASSET CAPITAL MANAGEMENT FUNDS

Statements of Changes in Net Assets

	Core Bond Fund		Limited Term Income Fund
	Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$6,679,705	$12,582,941	$8,013,799	$15,986,443
Net realized gain (loss) on investments and futures contracts	498,353	(5,712,077)	540,362	(88,944)
Net change in unrealized appreciation (depreciation) of investments and futures contracts	(4,681,924)	688,933	(3,090,819)	(975,163)
Increase (decrease) in net assets from operations	2,496,134	7,559,797	5,463,342	14,922,336

DISTRIBUTIONS TO SHAREHOLDERS
Founders Class	(6,710,486)	(12,994,711)	(8,329,698)	(16,696,232)
Institutional Class	(3,313)	(408)	—	—
Decrease in net assets from distributions	(6,713,799)	(12,995,119)	(8,329,698)	(16,696,232)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Founders Class	25,012,220	62,716,329	24,338,938	77,086,596
Institutional Class	100,000	80,000	—	—
Distributions reinvested
Founders Class	360,534	416,847	1,138,082	1,880,997
Institutional Class	1,435	408	—	—
Shares redeemed
Founders Class	(14,717,657)	(49,707,739)	(13,964,687)	(51,087,839)
Increase (decrease) in net assets from capital stock transactions	10,756,532	13,505,845	11,512,333	27,879,754

NET ASSETS
Increase (decrease) during period	6,538,867	8,070,523	8,645,977	26,105,858
Beginning of period	281,515,438	273,444,915	356,345,082	330,239,224

End of period	$288,054,305	$281,515,438	$364,991,059	$356,345,082

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

	Founders Class
	Six Months Ended March 31, 2026 (unaudited)	Years Ended September 30,			Period Ended September 30, 2022*
		2025	2024	2023
Net asset value, beginning of period	$8.96	$9.15	$8.64	$8.74	$10.00
Investment activities
Net investment income (loss)(1)	0.21	0.41	0.41	0.35	0.19
Net realized and unrealized gain (loss) on investments and futures contracts	0.05	(0.18)	0.50	(0.12)	(1.29)
Total from investment activities	0.26	0.23	0.91	0.23	(1.10)
Distributions
Net investment income	(0.39)	(0.42)	(0.40)	(0.33)	(0.16)
Total distributions	(0.39)	(0.42)	(0.40)	(0.33)	(0.16)
Net asset value, end of period	$8.83	$8.96	$9.15	$8.64	$8.74

Total Return(2)	0.88%	2.71%	10.74%	2.65%	(11.10%)

Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	0.48%	0.49%	0.51%	0.55%	0.54%
Expenses, net of waiver or recovery (Note 2)	0.36%	0.36%	0.36%	0.36%	0.41%
Net investment income (loss)	4.67%	4.63%	4.60%	3.90%	2.41%
Portfolio turnover rate(2)	1.64%	45.38%	31.66%	36.96%	85.91%
Net assets, end of period (000s)	$287,875	$281,436	$273,445	$185,704	$174,135

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized.

*The Class commenced operations on December 1, 2021.

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

	Institutional Class
	Six Months Ended March 31, 2026 (unaudited)	Period Ended September 30, 2025*
Net asset value, beginning of period	$8.98	$8.87
Investment activities
Net investment income (loss)(1)	0.20	0.10
Net realized and unrealized gain (loss) on investments and futures contracts	(0.13)	0.10
Total from investment activities	0.07	0.20
Distributions
Net investment income	(0.18)	(0.09)
Total distributions	(0.18)	(0.09)
Net asset value, end of period	$8.87	$8.98

Total Return(2)	0.81%	2.23%

Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	0.51%	0.52%
Expenses, net of waiver or recovery (Note 2)	0.51%	0.51%
Net investment income (loss)	4.50%	5.16%
Portfolio turnover rate(2)	1.64%	45.38%
Net assets, end of period (000s)	$179	$80

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized.

*The Class commenced operations on July 14, 2025.

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

	Six Months Ended March 31, 2026 (unaudited)	Years Ended September 30,			Period Ended September 30, 2022*
		2025	2024	2023
Net asset value, beginning of period	$9.78	$9.83	$9.61	$9.52	$10.00
Investment activities
Net investment income (loss)(1)	0.22	0.46	0.47	0.38	0.14
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)	(0.03)	0.20	0.07	(0.51)
Total from investment activities	0.14	0.43	0.67	0.45	(0.37)
Distributions
Net investment income	(0.22)	(0.48)	(0.45)	(0.36)	(0.11)
Total distributions	(0.22)	(0.48)	(0.45)	(0.36)	(0.11)
Net asset value, end of period	$9.70	$9.78	$9.83	$9.61	$9.52

Total Return(2)	1.48%	7.14%	7.14%	4.84%	(3.68%)

Ratios/Supplemental Data
Ratio to average net assets(3)
Expenses, gross	0.56%	0.57%	0.58%	0.63%	0.61%
Expenses, net of waiver or recovery (Note 2)	0.44%	0.44%	0.44%	0.44%	0.49%
Net investment income (loss)	4.43%	4.68%	4.85%	3.96%	1.77%
Portfolio turnover rate(2)	1.76%	48.56%	80.08%	97.87%	122.59%
Net assets, end of period (000s)	$364,991	$356,345	$330,239	$258,228	$243,470

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized.

*The Fund commenced operations on December 1, 2021.

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUNDS

Notes to Financial StatementsMarch 31, 2026 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Curasset Capital Management Core Bond Fund (the “Core Bond Fund”) and the Curasset Capital Management Limited Term Income Fund (the “Limited Term Income Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Funds offer Class A, Investor Class, Institutional Class and Founders Class shares. As of March 31, 2026, neither of the Funds had Class A shares or Investor Class shares outstanding, and the Limited Term Income Fund has no Institutional Class shares outstanding. Each Fund’s Founders Class commenced operations on December 1, 2021. The Core Bond Fund’s Institutional Class commenced operations on July 14, 2025.

The investment objective of the Core Bond Fund is to provide total return, comprised of income and capital appreciation.

The investment objective of the Limited Term Income Fund is to seek income.

The Funds are deemed to be an individual operating and reporting segments and are not part of a consolidated reporting entity. The objective and strategy, as outlined in the Funds’ prospectus under the heading “Principal Investment Strategies,” are used by Curasset Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in its Statement of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Fund. The Funds and the Advisor are parties to expense agreements as disclosed in the Notes to the Financial Statements, and resources are not allocated to the Funds based on performance measurements. Due to the significance of oversight and their role in the Funds’ management, the Advisor’s portfolio managers are deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUNDS

Notes to Financial Statements - continuedMarch 31, 2026 (unaudited)

Security Valuation

The Funds record investments at current market value. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investments in securities included on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust’s Board of Trustees (the “Board”), which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The FASB has issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, to increase comparability of financial information for entities that hold equity securities with contractual restrictions prohibiting the sale of the securities. Currently, there is diversity in practice on the application of a discount to measure fair value when securities have such contractual restrictions. The ASU provides clarity related to this matter. The ASU also adds disclosure requirements related to contractual sale restrictions.

Futures contracts are valued at the settlement price determined by the applicable US exchange on the date with respect to which the NAV is being determined, or if no settlement price is available, at the last sale price as of the close of business prior to the NAV determination on such day.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUNDS

Notes to Financial Statements - continuedMarch 31, 2026 (unaudited)

(ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Funds’ NAVs are calculated, that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of March 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Core Bond Fund
Assets:
Asset Backed Bonds	$—	$98,152,542	$—	$98,152,542
Corporate Bonds	—	55,158,386	—	55,158,386
US Treasury Notes	—	95,791,969	—	95,791,969
Money Market Fund	36,002,754	—	—	36,002,754
	$36,002,754	$249,102,897	$—	$285,105,651
Other Financial Instruments:
Futures Contracts*	$(1,185,877)	$—	$—	$(1,185,877)
	$(1,185,877)	$—	$—	$(1,185,877)

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUNDS

Notes to Financial Statements - continuedMarch 31, 2026 (unaudited)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Limited Term Income Fund
Assets:
Asset Backed Bonds	$—	$132,823,396	$—	$132,823,396
Corporate Bonds	—	27,665,324	—	27,665,324
US Treasury Notes	—	145,459,129		145,459,129
Money Market Fund	56,104,213	—	—	56,104,213
	$56,104,213	$305,947,849	$—	$362,052,062
Other Financial Instruments:
Futures Contracts*	$(1,294,545)	$—	$—	$(1,294,545)
	$(1,294,545)	$—	$—	$(1,294,545)

*Other financial instruments are derivative instruments such as futures contracts and are valued at the unrealized appreciation (depreciation) of the instrument.

Refer to the Funds’ Schedule of Investments for a listing of the securities by security type and sector. The Funds held no Level 3 securities at any time during the six months ended March 31, 2026.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUNDS

Notes to Financial Statements - continuedMarch 31, 2026 (unaudited)

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended March 31, 2026, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class based on relative net assets on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for a fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual fund based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The Core Bond Fund currently offers two classes of shares: Founders Class and Institutional Class. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their ongoing shareholder servicing fees. Income, expenses (other than shareholder servicing

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUNDS

Notes to Financial Statements - continuedMarch 31, 2026 (unaudited)

fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. The two classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

Mortgage-Related Securities

The Funds can buy interests in pools of residential or commercial mortgages in the form of “pass-through” mortgage securities. They may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to the risks of unanticipated prepayment and extension risks. Mortgage-related securities are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities. Mortgage-related securities issued by private issuers are not U.S. government securities and are subject to greater credit risks than mortgage related securities that are U.S. government securities. Credit risk is greater for mortgage related securities that are not directly or indirectly guaranteed by a U.S. government-sponsored enterprise (“GSE”) (such as Fannie Mae, Freddie Mac, the Federal Home Loan Banks, and the Federal Farm Credit Banks). However, GSEs are not guaranteed by the U.S. Treasury and in the event that a GSE cannot meet its obligations, there can be no assurance that the U.S. government will provide support. Certain purchases of agency or GSE-guaranteed mortgage-backed securities are forward transactions (called “to-be-announced” or “TBA” transactions) that can settle a month or more after the trade date. If the counterparty to a TBA transaction does not perform its obligation to deliver the specified mortgage-backed securities, the Funds could be required to replace those securities at a higher price. During the settlement period, the Funds will bear the risk of any decline in the value of the security to be delivered. For either purchase or sale transactions, the Funds may choose to extend the settlement through a “dollar roll” transaction in which it sells its current TBA security to a dealer while simultaneously agreeing to buy a TBA security with similar characteristics with a later settlement date. Because these transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Funds may be less favorable than the security delivered to the dealer.

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUNDS

Notes to Financial Statements - continuedMarch 31, 2026 (unaudited)

Derivatives

The Funds utilize derivatives to achieve their investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Funds. The Funds could experience a loss if derivatives do not perform as anticipated or are not correlated with the performance of other investments which are used to hedge or if the Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Futures contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of a futures contract may not correlate perfectly with the underlying indicator. The Funds are subject to the requirements of Rule 18f-4 under the 1940 Act and have adopted policies and procedures to manage risks concerning their use of derivatives. The following are the derivatives, whose underlying risk exposure is interest rate risk, held by each fund on March 31, 2026:

Fund	Derivative	Value Liability Derivatives
Core Bond Fund	Futures Contracts	$(1,185,877)*

Limited Term Income Fund	Futures Contracts	$(1,294,545)*

*Statements of Assets and Liabilities location: Unrealized depreciation of open futures contracts.

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is interest rate risk for the six months ended March 31, 2026, are as follows:

Fund	Derivative	Realized Gain (Loss) on Derivatives*	Change in Unrealized Appreciation (Depreciation) of Derivatives**
Core Bond Fund	Long Futures Contracts	$533,114	$(1,491,464)

Limited Term Income Fund	Long Futures Contracts	$470,161	$(1,616,764)

* Statements of Operations location: Net realized gain (loss) on futures contracts.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) of long futures contracts.

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUNDS

Notes to Financial Statements - continuedMarch 31, 2026 (unaudited)

The following indicates the average monthly volume for the six months ended March 31, 2026 are as follows:

Fund	Derivative	Average Monthly Notional Value
Core Bond Fund	Long Futures Contracts	$104,013,079
Limited Term Income Fund	Long Futures Contracts	134,165,830

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreements between the Trust and the Advisor, the Advisor provides investment advisory services to the Funds for an investment management fee equal to 0.36% and 0.44% of the daily net assets of the Core Bond Fund and the Limited Term Income Fund, respectively.

The Advisor earned and waived advisory fees for the six months ended March 31, 2026, as follows:

Fund	Investment Advisory Fee Earned	Investment Advisory Fee Waived
Core Bond Fund	$514,926	$174,332
Limited Term Income Fund	796,547	211,513

The Advisor has contractually agreed to reduce its fees and/or reimburse Fund expenses until January 31, 2027 to keep Total Annual Fund Operating Expenses (exclusive of interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Funds’ business) from exceeding 0.36% and 0.51%, respectively, of the daily net assets of Core Bond’s Founders Class and Institutional Class, and 0.44% of the daily net assets with respect to the Limited Term Income Fund’s Founders Class shares. The advisor has also entered into an expense limitation agreement with the Trust to reduce fees and/or reimburse expenses with respect to each of the Fund’s Class A shares, Investor Class shares and Institutional Class shares. The Trust and the Advisor may terminate this limitation expense agreement prior to January 31, 2027 only by mutual written consent. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the applicable Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUNDS

Notes to Financial Statements - continuedMarch 31, 2026 (unaudited)

The total amount of recoverable fee waivers and expense reimbursements for the Funds as of March 31, 2026, and expiration dates are as follows:

	Recoverable Fee Waivers and Expense Reimbursements and Expiration Dates
Fund	2026	2027	2028	2029	Total
Core Bond Fund	$357,112	$348,533	$349,505	$174,332	$1,229,482
Limited Term Income Fund	479,283	382,652	437,157	211,513	1,510,605

The Funds have adopted a Distribution and Service Plan Pursuant to Rule 12b-1 (the “12b-1 Plan”) for the Class A and Investor Class shares. Pursuant to the 12b-1 Plan, the Funds may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The fee paid pursuant to the 12b-1 plan by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Class A and Investor Class Shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan, while primarily intended to compensate for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, and it therefore may be used to pay for certain expenditures related to financing distribution-related activities for each of the Funds.

The Funds have adopted a shareholder services plan with respect to their Class A, Investor and Institutional Class Shares. Under the shareholder services plan, the Funds may pay an authorized firm up to 0.25% on an annualized basis of its average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUNDS

Notes to Financial Statements - continuedMarch 31, 2026 (unaudited)

For the six months ended March 31, 2026, the following Fees were incurred:

Fund	Class	Type of Expense	Fees Incurred
Core Fund	Institutional	Shareholder servicing	$80

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and fund accountant. Fees to CFS are computed daily and paid monthly. For the six months ended March 31, 2026, the following fees were incurred by each Fund to CFS:

Fund	Administration	Transfer Agent	Fund Accounting
Core Bond Fund	$50,639	$7,333	$32,905
Limited Term Income Fund	61,581	8,341	42,071

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP.  None of the officers and/or directors of CFS, Mr.  Lively, Mr.  King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Funds’ Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds. For the six months ended March 31, 2026, Watermark received $3,843 and $4,420 in fees incurred by the Core Bond Fund and the Limited Term Income Fund, respectively.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities, other than short-term securities and US Government securities for the six months ended March 31, 2026, were as follows:

	Purchases	Sales
Core Bond Fund
Preferred Stocks	$—	$227,500
Asset Backed Bonds	3,419,455	13,262,813
Corporate Bonds	—	2,548,888
	$3,419,455	$16,039,201

Limited Term Income Fund
Preferred Stocks	$—	$278,050
Asset Backed Bonds	4,400,981	21,997,111
Corporate bonds	—	5,078,313
	$4,400,981	$27,353,474

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUNDS

Notes to Financial Statements - continuedMarch 31, 2026 (unaudited)

The costs of purchases and the proceeds of sales of Government securities for the six months ended March 31, 2026, were as follows:

	Purchases	Sales
Corporate Bond Fund	$817,500	$2,739,745
Limited Term Income Fund	1,226,250	7,060,830

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the six months ended March 31, 2026, and the year ended September 30, 2025, were as follows:

Six Months Ended March 31, 2026
	Core Bond Fund	Limited Term Income Fund
Distributions paid from:
Ordinary income	$6,713,799	$8,329,698

Year Ended September 30, 2025
	Core Bond Fund	Limited Term Income Fund
Distributions paid from:
Ordinary income	$12,995,119	$16,696,232

As of March 31, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Core Bond Fund	Limited Term Income Fund
Accumulated undistributed net investment income (loss)	$(1,288)	$70,649
Accumulated net realized gain (loss) on investments	(13,178,112)	(3,541,002)
Net unrealized appreciation (depreciation) of investments	(8,090,360)	(3,214,792)
	$(21,269,760)	$(6,685,145)

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUNDS

Notes to Financial Statements - continuedMarch 31, 2026 (unaudited)

As of March 31, 2026, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Core Bond Fund	$292,010,134	$1,278,615	$(9,368,975)	$(8,090,360)
Limited Term Income Fund	$363,972,309	1,389,494	(4,604,286)	(3,214,792)

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Capital stock transactions were:

Core Bond Fund
Six Months Ended March 31, 2026
	Founders Class	Institutional Class
Shares sold	2,794,692	11,136
Shares reinvested	40,483	160
Shares redeemed	(1,643,986)	—
Net increase (decrease)	1,191,189	11,296

Core Bond Fund
Year Ended September 30, 2025
	Founders Class	Institutional Class
Shares sold	7,067,205	8,854
Shares reinvested	46,925	45
Shares redeemed	(5,581,795)	—
Net increase (decrease)	1,532,335	8,899

Limited Term Income Fund Founders Class
	Six Months Ended March 31, 2026	Year Ended September 30, 2025
Shares sold	2,490,454	7,891,306
Shares reinvested	116,801	193,017
Shares redeemed	(1,430,067)	(5,236,882)
Net increase (decrease)	1,177,188	2,847,442

NOTE 6 – RISKS OF INVESTING IN THE FUND

An investment in the Funds entails risk. The Funds may not achieve their leveraged investment objective and there is a risk that you could lose all of your money invested the Funds. The Funds are not a complete investment program. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in the Funds is not a bank deposit and is not

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUNDS

Notes to Financial Statements - continuedMarch 31, 2026 (unaudited)

insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, the Funds have made the following distributions to the shareholders of record:

Fund	Record Date	Ex-Dividend Date	Character	Amount
Core Bond Fund	4/27/26	4/28/26	Net Investment Income	$1,101,455
Core Bond Fund	5/26/26	5/27/26	Net Investment Income	1,161,574
Limited Term Income Fund	4/27/26	4/28/26	Net Investment Income	1,310,878
Limited Term Income Fund	5/26/26	5/27/26	Net Investment Income	1,335,579

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items that require disclosure.

FINANCIAL STATEMENTS | March 31, 2026

CURASSET CAPITAL MANAGEMENT FUNDS

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statements of Operations and Note 2 which includes remuneration paid to Officers. See the Statements of Operations for remuneration paid to Trustees.

Statement Regarding Basis of Approval of Investment Advisory Contract.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 4, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: June 4, 2026

* Print the name and title of each signing officer under his or her signature.